RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
Aggregate net amounts of lease payments	$ 198	$ 222
Consulting agreement expenses	18	20
Product line revenues	$ 62	$ 12